Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PGIM ETF Trust
Entity Central Index Key	0001727074
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
PGIM JENNISON BETTER FUTURE ETF
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Better Future ETF
Class Name	PGIM Jennison Better Future ETF
Trading Symbol	PJBF
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Jennison Better Future ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Better Future ETF	$24	0.50%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%
Net Assets	$ 20,106,256
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 20,106,256
Number of fund holdings	40
Portfolio turnover rate for the period	69%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	18.3%
Affiliated Mutual Fund - Short-Term Investment	11.5%
Textiles, Apparel & Luxury Goods	11.2%
Semiconductors & Semiconductor Equipment	8.7%
Pharmaceuticals	8.0%
Broadline Retail	7.0%
Technology Hardware, Storage & Peripherals	6.6%
Financial Services	4.2%
Automobiles	3.8%
Interactive Media & Services	3.6%
Specialty Retail	3.6%
Construction & Engineering	2.9%
Health Care Equipment & Supplies	2.7%
Industry Classification	% of Net Assets
Biotechnology	1.9%
Electrical Equipment	1.5%
Electric Utilities	1.4%
IT Services	1.1%
Banks	1.0%
Hotels, Restaurants & Leisure	1.0%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM JENNISON FOCUSED GROWTH ETF - PJFG
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth ETF
Class Name	PGIM Jennison Focused Growth ETF
Trading Symbol	PJFG
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Jennison Focused Growth ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth ETF	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 119,923,227
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 119,923,227
Number of fund holdings	35
Portfolio turnover rate for the period	21%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	15.6%
Software	14.5%
Interactive Media & Services	12.4%
Broadline Retail	11.0%
Entertainment	9.2%
Technology Hardware, Storage & Peripherals	6.6%
Financial Services	4.8%
Pharmaceuticals	4.5%
Consumer Staples Distribution & Retail	3.3%
Hotels, Restaurants & Leisure	2.6%
Automobiles	2.5%
Biotechnology	2.0%
Health Care Equipment & Supplies	2.0%
Industry Classification	% of Net Assets
Aerospace & Defense	1.6%
Ground Transportation	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.2%
IT Services	1.0%
Specialty Retail	1.0%
Media	0.9%
Electric Utilities	0.8%
Electrical Equipment	0.7%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PGIM JENNISON FOCUSED MID-CAP ETF - PJFM
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Mid-Cap ETF
Class Name	PGIM Jennison Focused Mid-Cap ETF
Trading Symbol	PJFM
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Jennison Focused Mid-Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Mid-Cap ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 13,527,455
Holdings Count | Holding	47
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 13,527,455
Number of fund holdings	47
Portfolio turnover rate for the period	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Insurance	8.0%
Oil, Gas & Consumable Fuels	7.1%
Multi-Utilities	6.8%
Financial Services	6.0%
Hotels, Restaurants & Leisure	5.9%
Textiles, Apparel & Luxury Goods	5.4%
Specialized REITs	4.9%
Machinery	4.7%
Banks	4.6%
Electrical Equipment	4.5%
Software	4.3%
Trading Companies & Distributors	4.2%
Interactive Media & Services	3.4%
Biotechnology	2.9%
Real Estate Management & Development	2.8%
Semiconductors & Semiconductor Equipment	2.7%
Capital Markets	2.6%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	2.6%
Specialty Retail	2.3%
Residential REITs	2.3%
Containers & Packaging	2.1%
Metals & Mining	2.1%
Health Care Providers & Services	2.0%
Marine Transportation	2.0%
Ground Transportation	1.4%
Health Care Equipment & Supplies	1.0%
Electronic Equipment, Instruments & Components	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.5%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM JENNISON FOCUSED MID-CAP ETF - PJFM
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value ETF
Class Name	PGIM Jennison Focused Value ETF
Trading Symbol	PJFV
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Jennison Focused Value ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value ETF	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 16,853,658
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 16,853,658
Number of fund holdings	34
Portfolio turnover rate for the period	21%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	14.0%
Oil, Gas & Consumable Fuels	9.2%
Pharmaceuticals	7.9%
Software	7.6%
Capital Markets	6.3%
Insurance	6.2%
Aerospace & Defense	5.9%
Multi-Utilities	5.3%
Consumer Staples Distribution & Retail	5.2%
Biotechnology	4.7%
Interactive Media & Services	3.7%
Ground Transportation	3.4%
Building Products	3.1%
Industry Classification	% of Net Assets
Passenger Airlines	2.9%
Automobiles	2.7%
Chemicals	2.5%
Semiconductors & Semiconductor Equipment	2.2%
Electric Utilities	1.9%
Household Durables	1.8%
Technology Hardware, Storage & Peripherals	1.7%
Affiliated Mutual Fund - Short-Term Investment	1.6%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities ETF
Class Name	PGIM Jennison International Opportunities ETF
Trading Symbol	PJIO
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Jennison International Opportunities ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities ETF	$37	0.76%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
Net Assets	$ 13,574,574
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 13,574,574
Number of fund holdings	37
Portfolio turnover rate for the period	51%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	16.5%
Software	13.0%
Semiconductors & Semiconductor Equipment	8.5%
Aerospace & Defense	8.3%
Automobiles	7.0%
Pharmaceuticals	5.8%
Hotels, Restaurants & Leisure	5.2%
Broadline Retail	4.7%
Specialty Retail	4.1%
Entertainment	4.1%
IT Services	3.1%
Technology Hardware, Storage & Peripherals	2.8%
Health Care Equipment & Supplies	2.6%
Electronic Equipment, Instruments & Components	2.2%
Industry Classification	% of Net Assets
Biotechnology	2.0%
Financial Services	2.0%
Electrical Equipment	1.6%
Machinery	1.5%
Life Sciences Tools & Services	1.4%
Banks	1.3%
Affiliated Mutual Fund - Short-Term Investment	1.3%
Beverages	1.0%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM PORTFOLIO BALLAST ETF - PBL
Shareholder Report [Line Items]
Fund Name	PGIM Portfolio Ballast ETF
Class Name	PGIM Portfolio Ballast ETF
Trading Symbol	PBL
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Portfolio Ballast ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Portfolio Ballast ETF	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 50,268,010
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 50,268,010
Number of fund holdings	14
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	56.2%
Options Purchased	23.6%
Affiliated Mutual Fund - Short-Term Investment	13.1%
Unaffiliated Exchange-Traded Funds	6.7%
99.6%
Other assets in excess of liabilities*	0.4%
100.0%

Futures Contracts outstanding at February 28, 2025
(1)

Futures Contracts: Short Positions	% of Net Assets
S&P 500 E-Mini Index	(9.5)%
(9.5)%

*	Includes unsettled variation margin receivable (payable) for futures contracts outstanding, as reported in the Fund's statutory financial statements.
(1)	Represents the current notional amount of the future contracts (USD) as a percentage of net assets as of February 28, 2025.

PGIM AAA CLO ETF - PAAA
Shareholder Report [Line Items]
Fund Name	PGIM AAA CLO ETF
Class Name	PGIM AAA CLO ETF
Trading Symbol	PAAA
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM AAA CLO ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You
can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM AAA CLO ETF	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 2,708,863,951
Holdings Count | Holding	318
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 2,708,863,951
Number of fund holdings	318
Portfolio turnover rate for the period	23%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?
Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	99.7
Cash/Cash Equivalents	0.3
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM ACTIVE HIGH YIELD BOND ETF - PHYL
Shareholder Report [Line Items]
Fund Name	PGIM Active High Yield Bond ETF
Class Name	PGIM Active High Yield Bond ETF
Trading Symbol	PHYL
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Active High Yield Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Active High Yield Bond ETF	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 258,797,365
Holdings Count | Holding	681
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 258,797,365
Number of fund holdings	681
Portfolio turnover rate for the period	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	2.9
BBB	4.9
BB	47.1
B	26.8
CCC	11.3
CC	0.2
Not Rated	6.5
Cash/Cash Equivalents	0.3
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM FLOATING RATE INCOME ETF - PFRL
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income ETF
Class Name	PGIM Floating Rate Income ETF
Trading Symbol	PFRL
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Floating Rate Income ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income ETF	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 109,643,902
Holdings Count | Holding	473
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 109,643,902
Number of fund holdings	473
Portfolio turnover rate for the period	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	1.3
AA	8.7
A	4.6
BBB	18.8
BB	27.0
B	40.2
CCC	1.4
CC	0.1
Not Rated	1.8
Cash/Cash Equivalents	(3.9)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM MUNICIPAL INCOME OPPORTUNITIES ETF - PMIO
Shareholder Report [Line Items]
Fund Name	PGIM Municipal Income Opportunities ETF
Class Name	PGIM Municipal Income Opportunities ETF
Trading Symbol	PMIO
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Municipal Income Opportunities ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Municipal Income Opportunities ETF	$10	0.21%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%
Net Assets	$ 25,455,743
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 25,455,743
Number of fund holdings	40
Portfolio turnover rate for the period	13%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	3.9
AA	33.6
A	19.6
BBB	5.6
B	2.0
Not Rated	33.6
Cash/Cash Equivalents	1.7
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM SHORT DURATION HIGH YIELD ETF - PSH
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield ETF
Class Name	PGIM Short Duration High Yield ETF
Trading Symbol	PSH
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Short Duration High Yield ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield ETF	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 55,646,021
Holdings Count | Holding	329
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 55,646,021
Number of fund holdings	329
Portfolio turnover rate for the period	37%

Holdings [Text Block]
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	8.3
BBB	5.9
BB	50.0
B	24.2
CCC	8.1
Not Rated	3.2
Cash/Cash Equivalents	0.3
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM SHORT DURATION MULTI-SECTOR BOND ETF
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Multi-Sector Bond ETF
Class Name	PGIM Short Duration Multi-Sector Bond ETF
Trading Symbol	PSDM
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Short Duration Multi-Sector Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond ETF	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 74,255,489
Holdings Count | Holding	405
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 74,255,489
Number of fund holdings	405
Portfolio turnover rate for the period	48%

Holdings [Text Block]
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	66.4
AA	5.1
A	7.4
BBB	11.1
BB	4.1
B	1.1
CCC	0.3
Not Rated	5.7
Cash/Cash Equivalents	(1.2)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM TOTAL RETURN BOND ETF
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond ETF
Class Name	PGIM Total Return Bond ETF
Trading Symbol	PTRB
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Total Return Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond ETF	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 411,209,133
Holdings Count | Holding	1,073
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 411,209,133
Number of fund holdings	1,073
Portfolio turnover rate for the period	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	57.9
AA	6.0
A	7.5
BBB	16.3
BB	4.4
B	2.0
CCC	0.6
Not Rated	6.2
Cash/Cash Equivalents	(0.9)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM ULTRA SHORT BOND ETF
Shareholder Report [Line Items]
Fund Name	PGIM Ultra Short Bond ETF
Class Name	PGIM Ultra Short Bond ETF
Trading Symbol	PULS
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Ultra Short Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Ultra Short Bond ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 10,451,113,968
Holdings Count | Holding	585
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 10,451,113,968
Number of fund holdings	585
Portfolio turnover rate for the period	19%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	12.2
AA	31.3
A	39.9
BBB	9.3
BB	2.6
Not Rated	5.4
Cash/Cash Equivalents	(0.7)
Total	100.0

Credit Quality Explanation [Text Block]
C
redit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM ULTRA SHORT MUNICIPAL BOND ETF
Shareholder Report [Line Items]
Fund Name	PGIM Ultra Short Municipal Bond ETF
Class Name	PGIM Ultra Short Municipal Bond ETF
Trading Symbol	PUSH
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the PGIM Ultra Short Municipal Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Ultra Short Municipal Bond ETF	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 26,435,427
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 26,435,427
Number of fund holdings	68
Portfolio turnover rate for the period	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	30.5
AA	23.0
A	22.7
BBB	22.1
Cash/Cash Equivalents	0.9
Other	0.8
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.